Derivative financial instruments, Breakdown of maturities of notional and fair value amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Gain (loss) on cash flow hedges	$ (27,115)	$ 38,187	$ 58,292
Cap [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	1,366,321	1,432,224
Fair value	$ 60,102	$ 94,192
Cap [Member] | Up to 1 Year [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	248,898	245,147
Fair value	$ 3,957	$ 10,868
Cap [Member] | Between 1 and 2 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	279,215	310,393
Fair value	$ 10,124	$ 17,860
Cap [Member] | Between 2 and 3 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	314,644	217,498
Fair value	$ 12,070	$ 12,257
Cap [Member] | Subsequent Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	523,564	659,186
Fair value	$ 33,951	$ 53,207
Swap [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	508,125	542,376
Fair value	$ (29,163)	$ (12,159)
Swap [Member] | Up to 1 Year [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	43,013	47,029
Fair value	$ (1,740)	$ (991)
Swap [Member] | Between 1 and 2 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	95,701	102,476
Fair value	$ (5,347)	$ (2,189)
Swap [Member] | Between 2 and 3 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	104,848	112,855
Fair value	$ (5,848)	$ (2,851)
Swap [Member] | Subsequent Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	264,563	280,016
Fair value	$ (16,228)	$ (6,128)
Cash Flow Hedge [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Fair value of financial liabilities	$ 29,957	$ 16,847
Interest Rate Derivatives [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Percentage of notional amount of project debt hedged	92.00%	92.00%
Percentage of notional amount of corporate debt hedged	94.00%	96.00%
Percent of notional amount of debt hedged in next 12 months	100.00%
Percentage of notional amount of debt hedged in year two	75.00%
Interest Rate Derivatives [Member] | Cash Flow Hedge [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Gain (loss) on cash flow hedges	$ 27,100	$ (38,200)	$ (58,300)
After-tax result accumulated in equity	308,000	345,600
Fair value of financial liabilities	29,163	12,159
Notes Conversion Option [Member] | Cash Flow Hedge [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Fair value of financial liabilities	$ 794	$ 4,688